CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of comprehensive income [Abstrct]
Net income/(loss)		$ (5,496)	$ 1,851	$ 7,538
Actuarial gains (losses) on defined benefit pension plans		(106)	427	(110)
Income tax effect on income and expenses recognised in OCI	[1]	19	(98)	22
Items that will not be reclassified to the Consolidated statement of income		(87)	330	(88)
Currency translation adjustments		1,064	(51)	(1,652)
Net gains/(losses) from available for sale financial assets		0	0	64
Share of OCI from equity accounted investments		0	44	(5)
Items that may be subsequently reclassified to the Consolidated statement of income		1,064	(7)	(1,593)
Other comprehensive income/(loss)		977	323	(1,681)
Total comprehensive income/(loss)		(4,519)	2,174	5,857
Attributable to the equity holders of the company		(4,533)	2,166	5,855
Attributable to non-controlling interests		$ 14	$ 8	$ 3

[1]	1) Other Comprehensive Income (OCI).